Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE's Assets an Liabilities

We hold ownership interests in the following variable interest entities ("VIEs"):

Name of subsidiary	% Ownership held by the Company
Lottoitalia S.r.l. ("Lottoitalia")	61.50%
Lotterie Nazionali S.r.l. ("LN")	64.00%
Northstar New Jersey Lottery Group, LLC ("Northstar NJ") (1)	82.31%
(1) Northstar New Jersey Holding Company LLC, of which we are a 50.15% shareholder, holds the 82.31% ownership in Northstar NJ

The carrying amounts and classification of these VIEs' assets and liabilities in our consolidated balance sheets at December 31, 2019 and 2018 are as follows:

	December 31,
($ thousands)	2019	2018
Current assets	842,893	890,664
Non-current assets	1,652,641	1,924,277
Total assets	2,495,534	2,814,941

Total liabilities	498,681	389,853